Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)
Application Of New and Revised International Financial Reporting Standards (“IFRS”)
The Group has applied the requirements of IFRS 16 ‘Leases’ from 1 July 2019. This has had a material impact on the financial statements, as further explained below.
A number of other new standards, interpretations and amendments to existing standards were also effective for the Group from 1 July 2019 but they do not have a material effect on the financial statements.
Due to the transition methods chosen by the Group in applying these standards, interpretations and amendments to existing standards, comparative information throughout these financial statements has not been restated to reflect the new requirements.
IFRS 16 - ‘Leases’
IFRS 16 replaces IAS 17 ‘Leases’ and related interpretations. The standard requires lessees to recognise right-of-use assets and lease liabilities for all leases meeting the lease definition set out by the standard unless certain exemptions are available. Accounting for lessors is largely unchanged.
The Group has adopted IFRS 16 using the modified retrospective basis of adoption with the date of initial application of 1 July 2019. Under this basis, the cumulative effect of initially applying the standard is applied as an adjustment to the opening balance of retained earnings as at 1 July 2019. Prior year comparatives have not been restated for the effect of IFRS 16 and are presented as historically disclosed under IAS 17.
The majority of the Group’s lease portfolio relates to property leases of offices and delivery centres. The Group also previously leased certain items of office equipment.
The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognises right-of-use assets and lease liabilities for all leases except for short-term leases and leases of low value assets.
Previously, the Group classified its property leases as operating leases under IAS 17. Leased property was not capitalised and the lease payments were recognised as rent expense in the statement of comprehensive income on a straight-line basis over the lease term. Any prepaid or accrued rent were recognised under prepayments and accruals, respectively.
On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at an appropriate incremental borrowing rate as at 1 July 2019. Right-of-use assets were measured at an amount equal to the lease liability, adjusted by the amount of any prepayments or accruals relating to leases.
On transition, the Group elected not to reassess whether a contract is, or contains, a lease, instead relying on the assessment already made applying IAS 17 ‘Leases’ and IFRIC 4 ‘Determining whether an Arrangement contains a Lease’. In addition, the Group elected to use the following practical expedients and recognition exemptions available when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	the recognition exemption for lease contracts that, at their commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases);

•	accounting for leases ending within 12 months of the date of transition as short-term leases;

•	the recognition exemption for lease contracts for which the underlying asset value is of low value (low-value assets);

•	to use hindsight in determining the lease term where contracts contained options to extend or terminate the lease;

•	exclusion of initial direct costs from the measurement of the right-of-use asset recognised on initial adoption of the standard;

•	adjustment of the right-of-use asset on transition by the amount of any previously recognised onerous lease provision, as an alternative to performing an impairment review; and

•	where appropriate, arrangements containing both lease and non-lease components being accounted for as though they comprise a single-lease component.
The Group also previously leased certain items of office equipment. These leases were classified as finance leases under IAS 17. The lease term of all such assets ended within 12 months of the date of initial application of IFRS 16, and therefore the Group did not recognise right-of-use assets in relation to these leases.
At transition, the Group did not have any arrangements in which it acted as a lessor.
Impact on financial statements
On transition to IFRS 16, the Group recognised additional right-of-use assets of £40.2 million, and additional lease liabilities of £40.2 million.
The impact on the Consolidated Balance Sheet on transition is summarised below.

	30 June 2019 £’000	IFRS 16 impact £’000	1 July 2019 £’000
Assets - Non current
Right-of-use assets	—	40,222	40,222
Assets - Current
Prepayments	5,734	(781)	4,953
Liabilities - Current
Lease liabilities	(21)	(8,625)	(8,646)
Accruals	(33,326)	732	(32,594)
Liabilities - Non current
Lease liabilities	—	(31,548)	(31,548)
The lease liability brought onto the balance sheet at transition of £40 million was measured by discounting the remaining lease payments using the incremental borrowing rate applicable to each lease at the date of initial application. The weighted average incremental borrowing rate applied was 2.75%.
The reconciliation of operating lease commitments disclosed at 30 June 2019 to lease liabilities recognised at 1 July 2019 is summarised below:

1 July 2019 £’000
Operating lease commitments disclosed as at 30 June 2019	58,473
Effect of discounting under the specific incremental borrowing rate	(3,937)
Adjustment as a result of different treatment of extension options	5,417
Short-term leases recognised as an expense on a straight-line basis	(435)
Adjustment for leases contracted but not yet commenced	(10,142)
Adjustment for service charges included in operating lease commitments, not included in lease liability under IFRS 16	(9,203)
Additional lease liabilities recognised as a result of IFRS 16	40,173
Existing finance leases	21
Total lease liabilities recognised as at 1 July 2019	40,194

We have presented right-of-use assets and the current and non-current elements of lease liabilities on the face of the Consolidated Balance Sheet. Additionally, to support the additional lessee accounting disclosure requirements introduced by IFRS 16 we have added a dedicated note (note 23) which explains movements in the right-of-use assets during the year, along with other relevant disclosures.
There is no overall impact on the Group’s cash and cash equivalents, however the Consolidated Statement of Cash Flows has been revised to present the element of cash lease payments attributable to lease interest expense and the element attributable to repayment of lease liabilities within cash flows from financing activities.
New and amended accounting standards that have been issued but are not yet effective
The following new or amended standards and interpretations are applicable in future periods but are not expected to have a significant impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Amendments to IFRS 3: Definition of a Business

•	Amendments to IAS 1 and IAS 8: Definition of Material

•	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
Effective for annual periods beginning on or after June 2020:

•	Amendments to IFRS 16: COVID 19-Related Rent Concessions
Effective for annual periods beginning on or after January 2022:

•	Amendments to IFRS 1, IFRS 9 and IAS 41: Annual Improvements to IFRS Standards 2018-2020

•	Amendments to IFRS 3: Reference to the Conceptual Framework

•	Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

•	Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use

•	Amendments to IAS 37: Onerous Contracts - Cost of Fulfilling a Contract
Effective for annual periods beginning on or after January 2023:

•	IFRS 17 - Insurance Contracts